TAXES ON INCOME - Narrative (Details) ₪ in Thousands, $ in Thousands					9 Months Ended		12 Months Ended			26 Months Ended
	Dec. 06, 2023 USD ($)	Dec. 06, 2023 ILS (₪)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 ILS (₪)	Dec. 07, 2023 USD ($)	Dec. 07, 2023 ILS (₪)	Dec. 31, 2024 USD ($) market	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Feb. 20, 2023 USD ($)	Feb. 20, 2023 ILS (₪)
Income Tax Examination [Line Items]
Tax rate							23.00%	23.00%	23.00%
Federal and state income taxes rate							25.70%
Tax loss carry-forwards							$ 153,170
Tax loss carry-forwards that have no expiration date							80,300
Accrued interest related to income tax uncertainties							$ 62,487	$ 38,347
Israel Tax Authority
Income Tax Examination [Line Items]
Final assessment amount	$ 13,938	₪ 50,834	$ 15,621	₪ 56,971	$ 119,979	₪ 537,562				$ 45,618	₪ 166,369
The election | 2017 and thereafter
Income Tax Examination [Line Items]
Tax rate							6.00%
Income not eligible for Preferred Enterprise benefits
Income Tax Examination [Line Items]
Tax rate							23.00%	23.00%	23.00%
Encouragement of Industry
Income Tax Examination [Line Items]
Number of annual installments for deduction of public offering expenses | market							3
Amortization period of purchased know-how and patents							8 years
Non-Israeli Subsidiaries
Income Tax Examination [Line Items]
Undistributed earnings							$ 1,925
Unrecognized deferred tax liability							$ 252